Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Lease Liabilities [Line Items]
Total cash outflows for leases	R 141.5	R 94.0	R 69.3
Lease payments	R 3.7	R 5.0	R 7.3
Bottom of Range [Member]
Lease Liabilities [Line Items]
Average term	3 years
Top of Range [Member]
Lease Liabilities [Line Items]
Average term	4 years